UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2007 – JUNE 30, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

Managers A MG Funds

TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund

Semi-Annual Report—June 30, 2007 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

TimesSquare Small Cap Growth Fund	3

TimesSquare Mid Cap Growth Fund	6

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	9

Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	10

Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	11

Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2007	Beginning Account Value 1/1/2007	Ending Account Value 6/30/2007	Expenses Paid During the Period*
TimesSquare Small Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	$1,000	$1,091	$5.44
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.26

Premier Class Shares
Based on Actual Fund Return	$1,000	$1,090	$5.86
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$5.66
TimesSquare Mid Cap Growth Fund
Institutional Class Shares
Based on Actual Fund Return	$1,000	$1,099	$5.36
Based on Hypothetical 5% Annual Return	$1,000	$1,020	$5.16

Premier Class Shares
Based on Actual Fund Return	$1,000	$1,098	$6.29
Based on Hypothetical 5% Annual Return	$1,000	$1,019	$6.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Managers AMG Funds Performance

All periods ended June 30, 2007 (unaudited)

The table below shows the average annualized total returns for the TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth, Russell 2000® Growth Index and Russell Midcap® Growth Index since inception through June 30, 2007.

AVERAGE ANNUAL TOTAL RETURNS:	Six Months	One Year	Five Years	Since Inception	Inception Date
TimesSquare Small Cap Growth Fund

Institutional Class	9.10%	15.69%	14.82%	8.39%	1/21/2000

Premier Class	9.01%	15.56%	14.67%	8.24%	1/21/2000

Russell 2000® Growth Index	9.33%	16.83%	13.08%	(0.07)%	1/21/2000

TimesSquare Mid Cap Growth Fund

Institutional Class	9.85%	22.11%	—	16.77%	3/4/2005

Premier Class	9.80%	21.98%	—	16.63%	3/4/2005

Russell Midcap® Growth Index	10.97%	19.73%	—	14.19%	3/4/2005

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

The listed returns on the Fund are net of expenses. From time to time the Fund’s advisor has waived fees or reimbursed expenses, which may have resulted in higher returns. Returns for less than one year are not annualized.

The Fund or Strategies are subject to risks associated with investments in small and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

The Russell 2000® Index and the Russell 2000® Growth Index are registered trademarks of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

TimesSquare Small Cap Growth Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	TimesSquare Small Cap Growth**	Russell 2000 Growth
Information Technology	22.5%	23.1%

Industrials	21.0%	17.4%

Health Care	19.1%	19.4%

Financials	10.0%	8.9%

Consumer Discretionary	9.5%	17.4%

Energy	8.5%	6.1%

Consumer Staples	3.5%	2.5%

Telecommunication Services	2.8%	1.5%

Utilities	0.7%	0.4%

Materials	0.0%	3.3%

Other Assets and Liabilities	2.4%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
Pool Corp.*	2.2%

Universal Compression Holdings, Inc.*	1.8

Magellan Health Services, Inc.*	1.7

Global Payments, Inc.*	1.7

Denbury Resources, Inc.	1.5

Resources Connection, Inc.*	1.5

Respironics, Inc.	1.5

Mobile Mini, Inc.	1.5

Portfolio Recovery Associates, Inc.	1.5

Huron Consulting Group, Inc.	1.5

Top Ten as a Group	16.4%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 97.6%

Consumer Discretionary - 9.5%
Capella Education Co.*	118,400		$5,449,952
Gaylord Entertainment Co., Class A*	155,000		8,314,200
GSI Commerce, Inc.*	115,600	[2]	2,625,276
Hibbett Sports, Inc.*	148,000		4,052,240
Iconix Brand Group, Inc.*	245,000		5,443,900
Monroe Muffler Brake, Inc.	125,000		4,681,250
Morningstar, Inc.*	70,000	[2]	3,291,750
Movado Group, Inc.	85,100		2,871,274
Orient-Express Hotels Ltd.	160,000		8,544,000
Pool Corp.	380,037	[2]	14,832,844
RRSat Global Communications Network, Ltd.*	226,100		4,515,217
Total Consumer Discretionary			64,621,903

Consumer Staples—3.5%
Central Garden & Pet Co.*	410,000		4,888,800
Herbalife Ltd.*	200,000		7,930,000
Playtex Products, Inc.*	400,000		5,924,000
United Natural Foods, Inc.*	185,000	[2]	4,917,300
Total Consumer Staples			23,660,100

Energy—8.5%
Arena Resources, Inc.*	108,800		6,322,368
Cal Dive International, Inc.*	314,400	[2]	5,228,472
Denbury Resources, Inc.*	280,000		10,500,000
Matador Resources Co.* [4]	125,000		3,375,000
NATCO Group, Inc.*	65,900		3,034,036
Quicksilver Resources, Inc.*	200,000		8,916,000
T-3 Energy Services, Inc.*	114,300		3,823,335
TODCO Class A*	85,000		4,012,850
Universal Compression Holdings, Inc.*	170,000	[2]	12,319,900
Total Energy			57,531,961

Financials—10.0%
Argonaut Group, Inc.*	115,000	[2]	3,589,150
Assured Guaranty, Ltd.	260,000		7,685,600
Cohen & Steers, Inc.	80,000		3,476,000
Evercore Partners, Inc., Class A	112,700		3,355,079
Jefferies Group, Inc.	220,000		5,935,600
KKR Financial Holdings LLC.	174,800	[2]	4,354,268
Markel Corp.*	16,000		7,752,960
Midwest Banc Holdings, Inc.	57,900		839,550
optionsXpress, Inc.	200,000		5,132,000
Portfolio Recovery Associates, Inc.	164,700		9,885,294
Primus Guaranty, Ltd.*	460,473		4,936,271
PrivateBancorp, Inc.	123,800		3,565,440
Resource America, Inc.	200,000		$4,122,000
Resources Capital Corp.	240,000		3,355,200
Total Financials			67,984,412

Health Care—19.1%
AtriCure, Inc.*	100,000		853,000
BioMarin Pharmaceutical, Inc.*	280,000		5,023,200
Bio-Rad Laboratories, Inc.*	105,000	[2]	7,934,850
Computer Programs & Systems, Inc.	115,000		3,562,700
DaVita, Inc.*	125,074		6,738,987
Digene Corp.*	120,000		7,206,000
Dionex Corp.*	100,000		7,099,000
DJ Orthopedics, Inc.*	180,000		7,428,600
Haemonetics Corp.*	145,000	[2]	7,628,450
LCA-Vision, Inc.	150,600		7,117,356
LHC Group, Inc.*	130,000		3,406,000
Magellan Health Services, Inc.*	250,000	[2]	11,617,500
Matria Healthcare, Inc.*	190,000		5,753,200
Pediatrix Medical Group, Inc.*	93,700	[2]	5,167,555
Pharmion Corp.*	170,000		4,921,500
PolyMedica Corp.	140,165		5,725,740
Respironics, Inc.*	240,000	[2]	10,221,600
Stereotaxis, Inc.*	350,000		4,571,000
Symmetry Medical, Inc.*	275,000		4,402,750
Syneron Medical Ltd.*	230,000		5,738,500
VCA Antech, Inc.*	190,000		7,161,100
Total Health Care			129,278,588

Industrials—21.0%
Advisory Board Co., The*	125,000		6,945,000
AECOM Technology Corp.*	120,000	[2]	2,977,200
American Reprographics Co.*	175,000		5,388,250
Beacon Roofing Supply, Inc.*	221,300		3,759,887
Corporate Executive Board Co.	120,000		7,789,200
CoStar Group, Inc.*	145,000		7,667,600
Genlyte Group, Inc.*	59,000	[2]	4,633,860
IHS, Inc., Class A*	180,000	[2]	8,280,000
Huron Consulting Group, Inc.*	135,000		9,856,350
Kenexa Corp.*	180,000		6,787,800
Lindsay Corp.	76,700	[2]	3,397,043
Mobile Mini, Inc.*	350,000	[2]	10,220,000
MTC Technologies, Inc.*	135,000		3,315,600
Nuco2, Inc.*	170,000		4,363,900
On Assignment, Inc.*	410,000		4,395,200
Orbital Sciences Corp.*	440,000		9,244,400
RBC Bearings, Inc.*	100,000		4,125,000
Resources Connection, Inc.*	310,040	[2]	10,287,127

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 21.0% (continued)
Stericycle, Inc.*	145,000		$6,446,700
TransDigm Group, Inc.*	220,000	[2]	8,901,200
UTI Worldwide, Inc.	280,000	[2]	7,501,200
Williams Scotsman International, Inc.*	250,000		5,952,500
Total Industrials			142,235,017

Information Technology—22.5%
Alliance Data Systems Corp.*	50,000		3,864,000
Alvarion, Ltd.*	350,000		3,265,500
Applied Micro Circuits Corp.*	1,081,100		2,702,750
Authorize.Net Holdings, Inc.*	223,000		3,989,470
Cognex Corp.	255,000		5,740,050
Color Kinetics, Inc.*	95,000		3,173,950
DealerTrack Holdings, Inc.*	260,000		9,578,400
Global Payments, Inc.	285,000	[2]	11,300,250
Henry (Jack) & Associates	355,000	[2]	9,141,250
Informatica Corp.*	310,000	[2]	4,578,700
J2 Global Communications, Inc.*	190,000		6,631,000
MICROS Systems, Inc.*	100,000	[2]	5,440,000
PDF Solutions, Inc.*	365,000		4,317,950
RADVision Ltd.*	200,000		4,206,000
Semtech Corp.*	345,600		5,989,248
SI International, Inc.*	180,000		5,943,600
Silicon Motion Technology Corp., ADR*	270,000		6,704,100
SiRF Technology Holdings, Inc.*	224,000	[2]	4,645,760
SkillSoft PLC*	290,300		2,696,887
Solera Holdings, Inc.*	248,000	[2]	4,806,240
Synaptics, Inc.*	175,500		6,281,145
The Knot, Inc.*	280,000		5,653,200
THQ, Inc.*	162,800	[2]	4,968,656
Ultimate Software Group, Inc., The*	178,100		5,152,433
Varian Semiconductor Equipment Associates, Inc.*	85,700		3,433,142
ViaSat, Inc.*	190,000		6,099,000
Volterra Semiconductor Corp.*	247,900		3,520,180
Wright Express Corp.*	265,050		9,083,264
Total Information Technology			152,906,125

Telecommunication Services—2.8%
General Communication, Inc., Class A*	242,000		3,100,020
NeuStar, Inc., Class A*	300,000	[2]	8,691,000
NTELOS Holdings Corp.	250,000	[2]	6,910,000
Total Telecommunication Services			18,701,020

Utilities—0.7%
ITC Holdings Corp.	125,000		5,078,750

Total Common Stocks
(cost $550,313,660)			661,997,876

Other Investment Companies—16.6%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	91,446,046		$91,446,046
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	20,748,577		20,748,577

Total Other Investment Companies
(cost $ 112,194,623)			112,194,623

Total Investments—114.2%
(cost $ 662,508,283)			774,192,499

Other Assets, less Liabilities—(14.2)%			(96,056,970)

Net Assets—100.0%			$678,135,529

Note: Based on the cost of investments of $662,823,400 for Federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation and depreciation were $126,780,568 and $15,411,469, respectively, resulting in net unrealized appreciation of investments of $111,369,099.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the June 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $88,175,726, or 13.0% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. This security was acquired on 4/21/06 at a cost of $3,375,000 and comprises 0.50% of the net assets of the Fund.

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Fund Snapshots

June 30, 2007 (unaudited)

Portfolio Breakdown

**	As a percentage of net assets

Industry	TimesSquare Mid Cap Growth**	Russell Midcap Growth

Health Care	17.3%	12.2%

Consumer Discretionary	16.9%	19.3%

Information Technology	16.2%	19.8%

Industrials	15.4%	15.2%

Financials	14.0%	8.4%

Energy	6.0%	10.5%

Telecommunication Services	5.4%	2.6%

Materials	3.1%	4.8%

Consumer Staples	1.4%	4.1%

Utilities	0.0%	3.1%

Other Assets and Liabilities	4.3%	0.0%

Top Ten Holdings

Security Name	Percentage of Net Assets
DaVita, Inc.*	5.6%

CapitalSource, Inc.*	3.8

American Tower Corp., Class A*	3.4

Amdocs, Ltd.*	2.7

Pool Corp.*	2.3

Thermo Fisher Scientifi c, Inc.	2.3

NeuStar, Inc., Class A	1.9

Martin Marietta Materials, Inc.	1.8

Nuveen Investments, Inc., Class A	1.7

AMBAC Financial Group, Inc.	1.7

Top Ten as a Group	27.2%

*	Top Ten Holding at December 31, 2006

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2007 (unaudited)

	Shares		Value
Common Stocks - 95.7%

Consumer Discretionary - 16.9%
Autoliv, Inc.	116,300		$6,613,981
Central European Media Enterprises Ltd., Class A*	56,400	[2]	5,503,512
Discovery Holding Co.*	322,200	[2]	7,407,378
Focus Media Holding, Ltd.*	131,900	[2]	6,660,950
Lamar Advertising Co.	113,600	[2]	7,129,536
Mohawk Industries, Inc.*	42,800	[2]	4,313,812
National CineMedia, Inc.*	230,900		6,467,509
Pool Corp.	317,000	[2]	12,372,510
Strayer Education, Inc.	36,800	[2]	4,846,928
Thor Industries, Inc.	100,600	[2]	4,541,084
Tiffany & Co.	167,600		8,892,856
Virgin Media, Inc.	342,700		8,351,599
Weight Watchers International, Inc.	126,000		6,405,840
Total Consumer Discretionary			89,507,495

Consumer Staples—1.4%
Herbalife Ltd.*	184,400		7,311,460

Energy—6.0%
BJ Services Co.	253,300	[2]	7,203,852
Denbury Resources, Inc.*	237,726		8,914,725
GlobalSantaFe Corp.	96,800		6,993,800
Range Resources Corp.	225,300	[2]	8,428,473
Total Energy			31,540,850

Financials—14.0%
AMBAC Financial Group, Inc.	102,400		8,928,256
Brown & Brown, Inc.	163,900	[2]	4,120,446
CapitalSource, Inc.	806,400		19,829,376
CB Richard Ellis Group, Inc.*	188,100		6,865,650
Countrywide Financial Corp.	157,100		5,710,585
Fortress Investment Group LLC, Class A	180,700	[2]	4,304,274
Markel Corp.*	9,300		4,506,408
Moody’s Corp.	61,500		3,825,300
Nuveen Investments, Inc., Class A	145,500	[2]	9,042,825
SEI Investments Co.	227,200		6,597,888
Total Financials			73,731,008

Health Care—17.3%
Cytyc Corp.*	152,700		6,582,897
DaVita, Inc.*	545,700		29,402,335
Edwards Lifesciences Corp.*	98,700		4,869,858
Express Scripts, Inc.*	89,400		4,470,894
Hospira, Inc.*	178,800		6,980,352
Laboratory Corp. of America Holdings*	89,400	[2]	6,996,444
Lincare Holdings, Inc.*	188,200		$7,499,770
Shire Pharmaceuticals PLC	113,600	[2]	8,421,168
Thermo Fisher Scientifi c, Inc.*	234,700		12,138,684
VCA Antech, Inc.*	113,600		4,281,584
Total Health Care			91,643,986

Industrials—15.4%
American Reprographics Co.*	165,800	[2]	5,104,982
Ametek, Inc.	178,800		7,094,784
Bucyrus International, Inc.	48,400		3,425,752
ChoicePoint, Inc.*	195,500		8,298,975
Copart, Inc.*	143,400	[2]	4,386,606
Corporate Executive Board Co.	57,000		3,699,870
DRS Technologies, Inc.	134,100	[2]	7,679,907
Dun & Bradstreet Corp.	65,200		6,714,296
Empresa Brasileira de Aeronautica, S.A.	91,000	[2]	4,387,110
Fastenal Co.	180,700	[2]	7,564,102
Monster Worldwide*	126,700		5,207,370
Roper Industries, Inc.	154,600		8,827,660
Stericycle, Inc.*	85,700	[2]	3,810,222
UTI Worldwide, Inc.	201,100		5,387,469
Total Industrials			81,589,105

Information Technology—16.2%
Amdocs, Ltd.*	355,700	[2]	14,163,974
BEA Systems, Inc.*	301,700	[2]	4,130,273
Broadcom Corp., Class A*	258,900		7,572,825
Citrix Systems, Inc.*	225,300	[2]	7,585,851
Cognos, Inc.*	93,100	[2]	3,693,277
Fairchild Semiconductor International, Inc.*	225,300	[2]	4,352,796
Global Payments, Inc.	80,600		3,195,790
Intersil Corp., Class A	262,600		8,261,396
Microchip Technology, Inc.	229,100	[2]	8,485,864
MICROS Systems, Inc.*	78,200	[2]	4,254,080
Nvidia Corp.*	147,100		6,076,701
Sandisk Corp.*	81,900	[2]	4,008,186
Teradyne, Inc.*	135,100	[2]	2,375,058
VeriSign, Inc.*	236,500	[2]	7,504,145
Total Information Technology			85,660,216

Materials—3.1%
Martin Marietta Materials, Inc.	59,150	[2]	9,583,483
Vulcan Materials Co.	59,900		6,860,946
Total Materials			16,444,429

Telecommunication Services—5.4%
American Tower Corp., Class A*	433,900		18,223,800

The accompanying notes are an integral part of these financial statements.

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Telecommunication Services - 5.4% (continued)
NeuStar, Inc., Class A*	355,600	[2]	$10,301,732
Total Telecommunication Services			28,525,532

Total Common Stocks (cost $ 453,611,951)			505,954,081

Other Investment Companies—24.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.33%[3]	107,921,919		107,921,919
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.19%	22,750,642		22,750,642

Total Other Investment Companies (cost $ 130,672,561)			130,672,561

Total Investments—120.4% (cost $ 584,284,512)			636,626,642

Other Assets, less Liabilities—(20.4)%			(107,953,885)

Net Assets—100.0%			$528,672,757

Note: Based on the cost of investments of $585,362,971 for Federal income tax purposes at June 30, 2007, the aggregate gross unrealized appreciation and depreciation were $55,702,446 and $4,438,775, respectively, resulting in net unrealized appreciation of investments of $51,263,671.

*	Non-income-producing security.
[1]	Yield shown for an investment company represents the June 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares, amounting to a market value of $105,521,052, or 20.0% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Assets and Liabilities

June 30, 2007 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Assets:
Investments at value (including securities on loan valued at $88,175,726 and $105,521,052, respectively)	$774,192,499	$636,626,642
Cash	—	3,326,600
Receivable for investments sold	2,397,644	3,344,068
Receivable for Fund shares sold	3,825	437,878
Dividends and other receivables	525,674	286,868
Prepaid expenses	30,076	46,621

Total assets	777,149,718	644,068,677

Liabilities:
Payable to Custodian	4,527,442	—
Payable upon return of securities loaned	91,446,046	107,921,919
Payable for investments purchased	2,248,901	6,911,372
Payable for Fund shares purchased	113,058	35,350
Accrued expenses:
Investment advisory and management fees	555,153	419,448
Other	123,589	107,831

Total liabilities	99,014,189	115,395,920

Net Assets	$678,135,529	$528,672,757

Institutional Class Shares:
Net Assets	$499,940,142	$321,330,376
Shares outstanding	36,900,034	22,869,046

Net asset value, offering and redemption price per share	$13.55	$14.05

Premier Class Shares:
Net Assets	$178,195,387	$207,342,381
Shares outstanding	13,264,363	14,803,449

Net asset value, offering and redemption price per share	$13.43	$14.01

Net Assets Represent:
Paid-in capital	$497,064,872	$458,774,875
Undistributed net investment income (loss)	(799,341)	445,925
Accumulated net realized gain from investments	70,185,782	17,109,827
Net unrealized appreciation of investments	111,684,216	52,342,130

Net Assets	$678,135,529	$528,672,757

Investments at cost	$662,508,283	$584,284,512

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Operations

For the six months ended June 30, 2007 (unaudited)

	TimesSquare Small Cap Growth Fund	TimesSquare Mid Cap Growth Fund
Investment Income:
Dividend income	$2,427,030	$2,683,446
Foreign withholding tax	—	(2,654)
Securities lending fees	246,875	149,766

Total investment income	2,673,905	2,830,558

Expenses:
Investment advisory and management fees	3,264,822	2,164,321
Shareholder servicing fees—Premier Class	82,825	144,687
Custodian	60,446	50,114
Professional fees	55,684	31,534
Transfer agent	47,930	24,337
Trustees fees and expenses	16,888	9,899
Reports to shareholders	13,860	5,353
Registration fees	12,342	14,900
Miscellaneous	16,906	6,196

Total expenses before expense offsets	3,571,703	2,451,341

Less: Expense reimbursement	(58,736)	—
Expense reductions	(39,721)	(66,708)

Net expenses	3,473,246	2,384,633

Net investment income (loss)	(799,341)	445,925

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	57,754,586	15,802,676
Net unrealized appreciation of investments	983,756	24,811,249

Net realized and unrealized gain	58,738,342	40,613,925

Net Increase in Net Assets Resulting from Operations	$57,939,001	$41,059,850

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited) and for the year ended December 31, 2006

	TimesSquare Small Cap Growth		TimesSquare Mid Cap Growth
	2007	2006	2007	2006
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(799,341)	$(2,031,804)	$445,925	$(19,824)
Net realized gain on investments	57,754,586	88,436,632	15,802,676	5,238,355
Net unrealized appreciation of investments	983,756	9,884,806	24,811,249	24,293,240

Net increase in net assets resulting from operations	57,939,001	96,289,634	41,059,850	29,511,771

Distributions to Shareholders:
From net investment income:
Institutional Class Shares	—	—	—	(7,517)
Premier Class Shares	—	—	—	(4,081)
From net realized capital gains:
Institutional Class Shares	—	(54,411,260)	—	(2,896,900)
Premier Class Shares	—	(21,081,738)	—	(1,572,909)

Total distributions to shareholders	—	(75,492,998)	—	(4,481,407)

From Capital Share Transactions:
Proceeds from sale of shares	32,220,712	131,942,058	224,002,814	227,289,083
Reinvestment of dividends and distributions	—	74,944,375	—	4,216,329
Cost of shares repurchased	(54,467,713)	(172,132,961)	(48,008,976)	(29,628,458)

Net increase (decrease) from capital share transactions	(22,247,001)	34,753,472	175,993,838	201,876,954

Total increase in net assets	35,692,000	55,550,108	217,053,688	226,907,318

Net Assets:
Beginning of period	642,443,529	586,893,421	311,619,069	84,711,751

End of period	$678,135,529	$642,443,529	$528,672,757	$311,619,069

End of period undistributed net investment income (loss)	$(799,341)	—	$445,925	—

The accompanying notes are an integral part of these financial statements.

TimesSquare Small Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.42	$12.08	$11.88	$11.06	$8.16	$10.00

Income from Investment Operations:
Net investment loss [3]	(0.01)	(0.04)	(0.05)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	1.14	2.03	1.60	1.30	3.15	(1.77)

Total from investment operations	1.13	1.99	1.55	1.22	3.06	(1.84)

Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.07)	(0.13)	—
Net realized gain on investments	—	(1.65)	(1.35)	(0.33)	(0.03)	—

Total distribution to shareholders	—	(1.65)	(1.35)	(0.40)	(0.16)	—

Net Asset Value End of Period	$13.55	$12.42	$12.08	$11.88	$11.06	$8.16

Total Return [1]	9.10%[4]	16.49%	13.44%	11.05%	37.48%	(18.40)%

Ratio of net operating expenses to average net assets [1]	1.05%[5]	1.03%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment loss to average net assets [1]	(0.22)%[5]	(0.31)%	(0.38)%	(0.79)%	(0.86)%	(0.85)%
Portfolio turnover	35%[4]	62%	76%	70%	61%	57%
Net assets at end of period (000’s omitted)	$499,940	$465,142	$445,485	$410,171	$324,742	$51,762

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.08%[5]	1.07%	1.09%	1.09%	1.12%	1.45%
Ratio of net investment loss to average net assets	(0.25)%[5]	(0.35)%	(0.42)%	(0.83)%	(0.93)%	(1.25)%

Premier Class	For the six months ended June 30, 2007 (unaudited)	For the year ended December 31,
		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$12.32	$12.00	$11.83	$11.02	$8.12	$9.97

Income from Investment Operations:
Net investment loss [3]	(0.02)	(0.05)	(0.06)	(0.10)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	1.13	2.02	1.58	1.29	3.16	(1.76)

Total from investment operations	1.11	1.97	1.52	1.19	3.05	(1.85)

Less Distributions to Shareholders from:
Net investment income	—	—	—	(0.05)	(0.12)	—
Net realized gain on investments	—	(1.65)	(1.35)	(0.33)	(0.03)	—

Total distribution to shareholders	—	(1.65)	(1.35)	(0.38)	(0.15)	—

Net Asset Value End of Period	$13.43	$12.32	$12.00	$11.83	$11.02	$8.12

Total Return [1]	9.01%[4]	16.44%	13.24%	10.80%	37.53%	(18.56)%

Ratio of net operating expenses to average net assets [1]	1.13%[5]	1.10%	1.21%	1.25%	1.25%	1.25%
Ratio of net investment loss to average net assets [1]	(0.32)%[5]	(0.38)%	(0.51)%	(0.99)%	(1.06)%	(1.06)%
Portfolio turnover	35%[4]	62%	76%	70%	61%	57%
Net assets at end of period (000’s omitted)	$178,195	$177,302	$141,409	$103,589	$67,375	$5,482

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.16%[5]	1.14%	1.25%	1.29%	1.32%	1.65%
Ratio of net investment loss to average net assets	(0.35)%[5]	(0.42)%	(0.55)%	(1.03)%	(1.13)%	(1.46)%

[1]	Total return would have been lower and net investment loss would have been higher had certain expenses not been reduced. (See Note 1c to Notes to Financial Statements.)
[2]	Ratio information assuming no reduction of Fund expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.

TimesSquare Mid Cap Growth Fund

Financial Highlights

For a share outstanding throughout each period

Institutional Class	For the period ended June 30, 2007 (unaudited)	For the year ended December 31, 2006	For the period ended December 31, 2005*
Net Asset Value, Beginning of Period	$12.79	$11.06	$10.00

Income from Investment Operations:
Net investment income	0.02 [3]	0.00 [3,6]	0.02
Net realized and unrealized gain on investments	1.24	1.92	1.10

Total from investment operations	1.26	1.92	1.12

Less Distributions to Shareholders from:
Net investment income	—	(0.00)[6]	(0.02)
Net realized gain on investments	—	(0.19)	(0.04)

Total distribution to shareholders	—	(0.19)	(0.06)

Net Asset Value End of Period	$14.05	$12.79	$11.06

Total Return [1]	9.85%[4]	17.39%	11.17%[4]

Ratio of net expenses to average net assets [1]	1.03%[5]	1.12%	1.18%[5]
Ratio of net investment income to average net assets [1]	0.27%[5]	0.02%	0.70%[5]
Portfolio turnover	27%[4]	49%	48%[4]
Net assets at end of period (000’s omitted)	$321,330	$205,290	$71,284

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.06%[5]	1.16%	1.38%[5]
Ratio of net investment income (loss) to average net assests	0.24%[5]	(0.02)%	0.50%[5]

Premier Class	For the period ended June 30, 2007 (unaudited)	For the year ended December 31, 2006	For the period ended December 31, 2005*
Net Asset Value, Beginning of Period	$12.76	$11.03	$10.00

Income from Investment Operations:
Net investment income (loss)	0.01 [3]	(0.01)[3]	0.01
Net realized and unrealized gain on investments	1.24	1.93	1.08

Total from investment operations	1.25	1.92	1.09

Less Distributions to Shareholders from:
Net investment income	—	(0.00)[6]	(0.02)
Net realized gain on investments	—	(0.19)	(0.04)

Total distribution to shareholders	—	(0.19)	(0.06)

Net Asset Value End of Period	$14.01	$12.76	$11.03

Total Return [1]	9.80%[4]	17.44%	10.87%[4]

Ratio of net expenses to average net assets [1]	1.21%[5]	1.23%	1.34%[5]
Ratio of net investment income (loss) to average net assets [1]	0.11%[5]	(0.06)%	0.28%[5]
Portfolio turnover	27%[4]	49%	48%[4]
Net assets at end of period (000’s omitted)	$207,342	$106,329	$13,428

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.24%[5]	1.27%	1.77%[5]
Ratio of net investment income (loss) to average net assests	0.08%[5]	(0.11)%	(0.15)%[5]

*	Commencement of operations was March 4, 2005.
[1]	Total return and net investment income would have been lower had certain expenses not been reduced.
(See Note 1c to Notes to Financial Statements.)
[2]	Ratio information assuming no reduction of Fund expenses.
[3]	Per share numbers have been calculated using average shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Rounds to less than 0.01 per share.

Managers AMG Funds

Notes to Financial Statements

June 30, 2007 (unaudited)

1.	Summary of Significant Accounting Policies

Managers AMG Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds: TimesSquare Small Cap Growth Fund (“Small Cap”), and TimesSquare Mid Cap Growth Fund (“Mid Cap”), collectively the “Funds.”

The Funds offer both Institutional and Premier Class shares. Institutional shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a higher minimum initial investment than Premier shares. Premier shares are offered to all other investors. Each class represents interest in the same assets of the Funds and the classes are identical except for class specific expenses related to shareholder activity. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Both classes have equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the NASDAQ Official Closing Price, if one is available. Lacking any sales, over-the counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, the value of a specific investment may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board of Trustees of the Trust. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed prior to the time as of which the Fund calculates its NAV, (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) the Investment Manager determines that a market quotation is inaccurate. An investment valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fund’s fair value procedures. The Manager monitors intervening events that may affect the value of securities held in each Fund’s portfolio and, in accordance with procedures adopted by the Fund’s Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect the impact of events occurring subsequent to the close of such markets but prior to the time each Fund’s NAV is calculated. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Additional expenses to the Premier Class shares include payments to third parties who maintain omnibus accounts, these payments to third parties represent shareholder recordkeeping services and are expected to not exceed 0.20% of each Fund’s Premier Class average daily net assets. The actual expense for the six months ended June 30, 2007 was 0.09% for Small Cap – Premier Class and 0.17% for Mid Cap – Premier Class.

Managers AMG Funds

Notes to Financial Statements (continued)

The Funds directed certain portfolio trades to a brokerage firm, under a brokerage recapture program, which paid a portion of the Funds’ expenses. For the six months ended June 30, 2007, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the annualized expense ratios were as follows: Small Cap—$37,642 or 0.01% and Mid Cap—$65,374 or 0.03%. Each of the Funds has a “balance credit” agreement with The Bank of New York (“BNY”) whereby each Fund is credited with an interest factor equal to 1% below the effective 90-day T-Bill rate for account balances left uninvested overnight. These credits serve to reduce the custody expense that would otherwise be charged to each Fund. For the six months ended June 30, 2007, the custodian expense was not reduced. Each of the Funds also has a balance credit arrangement with its transfer agent, PFPC, Inc., whereby earnings credits are used to offset banking charges. For the 6 months ended June 30, 2007, each Fund’s portion of the transfer agent expense was reduced as follows: Small Cap—$2,079; and Mid Cap—$1,334.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities, and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

f.	Capital Loss Carryovers

As of June 30, 2007, the Funds have no accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value, for each Fund. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2007, certain shareholders and omnibus shareholder accounts individually held greater than 10% of the outstanding shares of the Funds as follows: Small Cap Institutional Class – 1 owns 13%; Small Cap Premier Class – 4 collectively own 87%; Mid Cap Institutional Class – 1 owns 17% and Mid Cap Premier Class – 1 owns 33%. Transactions by these shareholders may have a material impact on their respective Fund. Capital share transactions for each class of shares were as follows:

Managers AMG Funds

Notes to Financial Statements (continued)

	For the period ended June 30, 2007		For the year ended December 31, 2006
	Shares	Amount	Shares	Amount
Small Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	1,365,797	$17,379,161	5,007,705	$66,361,594
Reinvestments of dividends and distributions	—	—	4,338,018	53,876,573
Cost of shares repurchased	(1,923,810)	(25,223,685)	(8,769,504)	(118,834,345)

Net Increase (Decrease)—Institutional Shares	(558,013)	($7,844,524)	576,219	$1,403,822

Premier Shares:
Proceeds from sale of shares	1,174,655	$14,841,551	4,978,101	$65,580,464
Reinvestments of dividends and distributions	—	—	1,710,049	21,067,802
Cost of shares repurchased	(2,303,054)	(29,244,028)	(4,078,900)	(53,298,616)

Net Increase (Decrease)—Premier Shares	(1,128,399)	($14,402,477)	2,609,250	$33,349,650

Mid Cap Growth Fund
Institutional Shares:
Proceeds from sale of shares	8,940,210	$119,411,795	10,602,548	$127,658,382
Reinvestments of dividends and distributions	—	—	217,256	2,772,193
Cost of shares repurchased	(2,117,503)	(28,526,464)	(1,219,990)	(14,759,293)

Net Increase—Institutional Shares	6,822,707	$90,885,331	9,599,814	$115,671,282

Premier Shares:
Proceeds from sale of shares	7,922,777	$104,591,019	8,252,348	$99,630,701
Reinvestments of dividends and distributions	—	—	113,444	1,444,136
Cost of shares repurchased	(1,449,534)	(19,482,512)	(1,252,511)	(14,869,165)

Net Increase—Premier Shares	6,473,243	$85,108,507	7,113,281	$86,205,672

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by TimesSquare Capital Management, LLC (“TimesSquare”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and TimesSquare with respect to each of the Funds. AMG indirectly owns a majority interest in TimesSquare. The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to an Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature.

The Funds are obligated by the Investment Management Agreement to pay monthly a management fee to the Investment Manager at an annual rate of 1.00% of the average daily net assets of each Fund. The Investment Manager, in turn, pays TimesSquare 1.00% of the average daily net assets of the Funds for its services as subadvisor. Under the Investment Management Agreements with the Funds, the Investment Manager provides a variety of administrative services to the Funds. The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and TimesSquare, TimesSquare reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

Managers AMG Funds

Notes to Financial Statements (continued)

The Investment Manager has voluntarily agreed, through May 1, 2008, to reimburse expenses to the extent total operating expenses (exclusive of brokerage, interest, taxes, acquired fund fees and extraordinary expenses) of the Funds exceed the following percentages of each Fund’s average daily net assets: Small Cap Institutional Class – 1.05%, Small Cap Premier Class – 1.25%, Mid Cap Institutional Class – 1.19% and Mid Cap Premier Class – 1.39%. The Funds are obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause each Fund’s operating expenses (excluding brokerage, interest, taxes, acquired fund fees and extraordinary expenses) in any such future year to exceed the above stated percentages, based on each Fund’s average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, TimesSquare from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At June 30, 2007, the cumulative amounts of unreimbursed expenses for Small Cap and Mid Cap were $257,767 and $0, respectively.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Investment Manager (the “Managers Funds”) based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year and the Chairman of the Audit Committee receives an additional $2,000 per year. The “Trustee fees and expenses” shown in the financial statements represent each Fund’s allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities, for the six months ended June 30, 2007, for Small Cap were $226,909,123 and $219,529,485, and for Mid Cap were $279,092,380 and $111,696,731, respectively. There were no purchases or sales of U.S. Government securities for either Fund.

4.	Portfolio Securities Loaned

Each Fund may participate in a securities lending program offered by BNY providing for the lending of equities, corporate bonds and government securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. Collateral received in the form of cash is invested temporarily in institutional money market funds or other short-term investments by BNY. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

5.	Commitments and contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”) (“FIN 48”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. FIN 48 will be effective for each Fund’s fiscal year ended December 31, 2007. Based on analysis computed to date, management does not believe the adoption of FIN 48 will result in any material impact to the Funds’ financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds’ financial statements.

Annual Renewal of Investment Advisory Agreements

On June 8, 2007, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the TimesSquare Mid Cap Growth Fund and the TimesSquare Small Cap Growth Fund (each, a “Fund”) and the Subadvisory Agreement with the Subadvisor with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and other information regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. The Trustees also took into account performance, fee and expense information regarding each Fund provided to them on a quarterly basis throughout the year. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services. In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the Investment Manager’s oversight of the performance by the Subadvisor of its portfolio management duties; (b) the Investment Manager’s ability to supervise the Funds’ other service providers; and (c) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to implement an expense limitation for each Fund.

The Trustees also reviewed information relating to the Subadvisor’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for each Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement.

Performance. With respect to the TimesSquare Mid Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year period ended March 31, 2007 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, which is the Russell MidCap Growth Index. The Trustees concluded that the Fund’s performance has been satisfactory.

With respect to the TimesSquare Small Cap Growth Fund, among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year and 5-year periods ended March 31, 2007 was above the median performance for the Peer Group and above the performance of the Fund Benchmark, which is the Russell 2000 Growth Index, for all such periods. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Funds’ performance during relevant time periods as compared to the Funds’ relevant Peer Groups and noted that the Board reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition as well as the Subadvisor’s Investment Strategy. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Subadvisor.

Advisory and Subadvisory Fees and Profitability. In considering the reasonableness of the advisory fee payable to the Investment Manager and the subadvisory fee payable by the Investment Manager to the Subadvisor with respect to each Fund, the Trustees reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect, received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the Investment Manager and the Subadvisor are affiliated and that the Investment Manager pays the Subadvisor a subadvisory fee that is equal to the advisory fee that it receives from each Fund. The Trustees also noted the current asset level of each Fund and the impact on profitability of any future growth of assets of the Funds.

In considering the cost of services to be provided by the Investment Manager under the Investment Management Agreement and the profitability to the Investment Manager of its relationship with each Fund, the Trustees noted the current asset level of the Funds and the undertaking by the Investment Manager to maintain expense limitations for the Funds. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is

Annual Renewal of Investment Advisory Agreements (continued)

reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. Also with respect to economies of scale, the Trustees noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the cost of services to be provided by the Subadvisor under the Subadvisory Agreement for each Fund and the profitability to the Subadvisor of its relationship with the Fund, the Trustees noted the current asset level of the Fund and the undertaking by the Investment Manager to maintain an expense limitation for each Fund. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with each Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of the Funds by the Subadvisor to be a material factor in their considerations at this time.

With respect to the TimesSquare Mid Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.19% for Institutional Class Shares and 1.39% for Premier Class Shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

With respect to the TimesSquare Small Cap Growth Fund, the Trustees noted that the Fund’s advisory fee and total expenses (net of applicable expense waivers/reimbursements) as of December 31, 2006 were lower than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed through May 1, 2008 to limit the Fund’s net annual operating expenses to 1.05% for Institutional Class Shares and 1.25% for Premier Class Shares. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the Investment Manager’s undertaking to limit the total expenses of the Fund and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees are reasonable.

* * * *

After consideration of the foregoing, the Trustees also reached the following conclusions regarding the Investment Management and Subadvisory Agreements in addition to the conclusions discussed above: (a) the Investment Manager has demonstrated that it possesses the resources and capability to perform its duties under the Investment Management Agreement; (b) the Subadvisor has the resources to perform its duties under the Subadvisory Agreements and is qualified to manage each Fund’s assets in accordance with its investment objectives and policies; and (c) the Investment Manager and Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement (as applicable) would be in the interests of each Fund and its shareholders. Accordingly, on June 8, 2007, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management and Subadvisory Agreements for each Fund.

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Subadvisor

TimesSquare Capital Management LLC

1177 Avenue of the Americas, 39th Floor

New York, NY 10036

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG EQUITY FUNDS

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

ESSEX GROWTH

ESSEX LARGE CAP GROWTH

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Kern Capital Management LLC

INTERNATIONAL EQUITY

Alliance Bernstein L.P.

Lazard Asset Management, LLC

Wellington Management Company, LLP

CHICAGO EQUITY PARTNERS

MID-CAP

Chicago Equity Partners, LLC

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

SMALL CAP

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TimesSquare Capital Management, LLC

SMALL COMPANY

Epoch Investment Partners, Inc.

Kalmar Investment Advisers, Inc.

SPECIAL EQUITY

Donald Smith & Co., Inc.

Kern Capital Management LLC

Skyline Asset Management, L.P.

Smith Asset Management Group, LP

Veredus Asset Management LLC

Westport Asset Management, Inc.

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

VALUE

Armstrong Shaw Associates Inc.

Osprey Partners Investment Mgmt., LLC

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds fi le their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

MANAGERS AND MANAGERS AMG BALANCED FUNDS

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

GLOBAL

Armstrong Shaw Associates Inc.

Alliance Bernstein L.P.

First Quadrant, L.P.

Kern Capital Management LLC

Northstar Capital Management, Inc.

Wellington Management Company, LLP

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

First Quadrant, L.P.

MANAGERS FIXED INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Company L.P.

BOND (MANAGERS FREMONT)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Evergreen Investment Management Co., LLC

HIGH YIELD

J.P. Morgan Investment Management Inc.

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

MONEY MARKET

JPMorgan Investment Advisors Inc.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.
(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a) (3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date: September 4, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: September 4, 2007